Net finance expenses - Disclosure of finance income and costs recognized in profit or loss explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Interest income	$ 13,292	$ 10,945
Change in fair value of fuel derivatives recognized in P&L	0	3,210
Foreign exchange gains	10,124	9,350
Finance income	23,416	23,505
Interest expense on financial liabilities measured at amortized cost	(53,869)	(61,058)
Interest leasing	(198)	(438)
Other financial charges	(5,111)	(5,394)
Foreign exchange losses	(10,218)	(10,451)
Finance expenses	(69,396)	(83,649)
Net finance expense recognized in profit or loss	(45,980)	(60,144)
Fuel derivatives
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	0	(6,445)
Interest rate swaps
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	$ 0	$ 137